THE KP FUNDS

                   KP INTERNATIONAL EQUITY FUND (THE "FUND")

                         SUPPLEMENT DATED JUNE 9, 2017
             TO THE PROSPECTUS DATED MAY 1, 2017 (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The primary objective of the Fund's Passive International Small Cap Equity Sub-strategy has been revised to seek to replicate, before fees and expenses, the performance of the MSCI World ex-US Small Cap Index. Accordingly, effective immediately, the Prospectus is hereby amended and supplemented as follows:

1. All references to "MSCI Europe, Australasia, Far East Small Cap Index" and "MSCI EAFE Small Cap Index" are replaced with "MSCI World ex-US Small Cap Index."

2. The last sentence of each of the second full paragraph on page 24 and last paragraph beginning on page 58 is deleted and replaced with the following:

"The MSCI World ex-US Small Cap Index is a free float-adjusted equity index which captures small cap representation across 22 developed market countries around the world, excluding the U.S."


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 KPF-SK-026-0100

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                                  THE KP FUNDS

 KP RETIREMENT PATH 2015 FUND, KP RETIREMENT PATH 2020 FUND, KP RETIREMENT PATH
   2025 FUND, KP RETIREMENT PATH 2030 FUND, KP RETIREMENT PATH 2035 FUND, KP RETIREMENT PATH 2040 FUND, KP RETIREMENT PATH 2045 FUND, KP RETIREMENT PATH 2050
      FUND, KP RETIREMENT PATH 2055 FUND AND KP RETIREMENT PATH 2060 FUND
                                 (THE "FUNDS")

                         SUPPLEMENT DATED JUNE 9, 2017
             TO THE PROSPECTUS DATED MAY 1, 2017 (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The KP International Equity Fund is an underlying fund in which the Funds may invest. The primary objective of the KP International Equity Fund's Passive International Small Cap Equity Sub-strategy has been revised to seek to replicate, before fees and expenses, the performance of the MSCI World ex-US Small Cap Index. Accordingly, effective immediately, the Prospectus is hereby amended and supplemented as follows:

1. All references to "MSCI Europe, Australasia, Far East Small Cap Index" and "MSCI EAFE Small Cap Index" are replaced with "MSCI World ex-US Small Cap Index."

2. The last sentence of the fourth full paragraph on page 118 is deleted and replaced with the following:

"The MSCI World ex-US Small Cap Index is a free float-adjusted equity index which captures small cap representation across 22 developed market countries around the world, excluding the U.S."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 KPF-SK-027-0100